Equity Method Investment, Net - Schedule of Equity Method Investment, Net (Details) - Ningbo Meishan Investment Limited Partnership [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Equity Method Investment, Net [Line Items]
Balance	¥ 162,761	¥ 145,696
Balance	163,174
Additions	1,178
Share of results	(615)
Other	¥ (150)